PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of March 31,	As of March 31,
	2024	2023
Prepayments to suppliers	$74,362	$1,229,829
Loans receivables	273,643	-
Advance payment of intangible asset	1,500,000	-
VAT deductibles	752	-
Investment receivables from the investors	-	2,000,000
Others	47,352	77,673
Total	$1,896,109	$3,307,502